Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2019
Recoverable taxes
Schedule of recoverable taxes

	December 31, 2019	December 31, 2018
Value-added tax	484	813
Brazilian federal contributions	659	808
Others	16	13
Total	1,159	1,634
Current	552	883
Non-current	607	751
Total	1,159	1,634

Summary of balance of the provision for loss of value-added tax

	December 31, 2019	December 31, 2018
Provision for loss	1,124	700